INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES
INCOME TAXES

23— INCOME TAXES

23-1     Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:

	Year Ended December 31,
	2022	2021	2020
France	(418)	869	(2,042)
Other countries	(1,678)	24	854
Total	(2,096)	893	(1,188)

23-2     Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following :

	Year Ended December 31,
	2022	2021	2020
Current income tax expense:
France	(485)	(320)	(158)
Other countries	(251)	(436)	(312)
Sub-total current income tax expense	(736)	(756)	(471)
Deferred income tax (expense) benefit:
France	(8)	8	8
Other countries	(93)	556	(53)
Sub-total deferred income tax (expense) benefit	(101)	563	(45)
Total	(837)	(193)	(516)

23-3     Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows by nature :

	2022	2021
Net operating loss carry forwards	13,793	13,611
Elimination of intercompany profit in inventory	480	182
Elimination of intercompany profit in fixed assets	256	278
Provisions for retirement indemnities	658	642
Capital leases treated as operating leases for tax	26	40
Other items	360	487
Total deferred tax assets	15,573	15,239
Total deferred tax liabilities	—	—
Net deferred tax assets	15,573	15,239
Valuation allowance for deferred tax assets	(14,744)	(14,341)
Deferred tax assets (liabilities), net of allowance	829	898

Net operating loss carryforwards available amount to €59,632 thousand as of December 31, 2022, of which €29,791 thousand relates to EDAP TMS SA, €29,022 thousand relates to Edap Technomed Inc., €776 thousand relates to Edap Technomed Co Ltd Japan, —and €43 thousand relates to Edap TMS Gmbh. These net operating losses generate deferred tax assets of €13,793 thousand as at December 31, 2022. Realization of these tax assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of December 31, 2022, €58,856 thousand out of these €59,632 thousand net operating loss carry-forwards have no expiration date but the amount of the net operating loss carry-forward, which can be used each year to offset taxable earnings, is limited in all jurisdictions. The remaining tax loss carry-forwards expire from years 2022 through 2032. In accordance with ASC 740, a valuation allowance is established if, based on the weight of available evidence, it is more-likely-than-not that some portion or all of the deferred tax asset will not be realized.

The 2017 U.S. Tax Act was enacted on December 22, 2017. The 2017 U.S. Tax Act includes a number of changes in existing tax law which impacted our business in the U.S. Starting with tax year 2018, the U.S. corporate tax rates changed from a graduated system ranging from 15% to 39% to a flat 21% of taxable net income. For taxable net income of $100 thousand and greater for years 2018 and following, EDAP’s U.S. subsidiary would pay significantly lower taxes than with the previous tax law.

Starting from tax year 2020, the French corporate tax rates of taxable net income gradually decreased from 28% to 25% in 2022.

23-4     Effective tax income (expense)

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax income (loss) is as follows:

	2022	2021	2020
Theoretical income tax (expense) benefit at French statutory tax rate	524	(237)	333
Income of foreign subsidiaries taxed at different tax rates	(174)	(95)	9
Effect of net operating loss carry-forwards and valuation allowances (1)	(643)	626	(749)
Non-taxable debt fair value variation	—	—	—
Permanent differences	(99)	(258)	(159)
Effect of cancellation of intra-group positions	(366)	(130)	152
French business tax included in income tax (CVAE)	(99)	(85)	(156)
Other (1)	20	(15)	55
Effective income tax (expense) benefit	(837)	(193)	(516)
(1)	Certain immaterial amounts in prior years have been reclassified to conform to the current year presentation (deferred income taxes on certain temporary differences impacted by a full valuation allowance reclassified from “other” to “Effect of net operating loss carry-forwards and valuation allowances”).

23-5     Uncertainty in Income Taxes

According to ASC 740, the Company reviewed the tax positions of each subsidiary. On December 31, 2022 the Company believes that there is no significant uncertainty in the Company’s tax positions.

The Company remains subject to examination by major tax jurisdictions.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no interest or penalties in 2022, 2021 and 2020.